Property, Plant, and Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, net	Property, Plant, and Equipment, net
Property, plant and equipment, net consist of the following:

	December 31,
	2023	2022
Buildings	$5,462	$1,675
Plant and machinery	$2,246	$2,124
Leasehold improvements	$132	$133
Computer and office equipment	$16,602	$14,618
Furniture and fixtures	$1,805	$1,750
Internal use software	$1,719	$—
Construction in progress	$3,866	$1,079
	$31,832	$21,379
Less: Accumulated depreciation	$(19,954)	$(18,381)
Property, plant and equipment, net	$11,878	$2,998
Depreciation expense totaled $901, of which $311 was recorded in cost of sales, $244 was recorded in sales and marketing expense, $199 was recorded in research and development expense, and $147 was recorded in general and administrative expense on the Company's consolidated statement of operations for the year ended December 31, 2023. Depreciation expense totaled $889 and $1,025, of which $188 and $199 is recorded in cost of sales, and $701 and $826 is recorded in general and administrative expenses on the Company’s consolidated statement of operations for the years ended December 31, 2022, and 2021, respectively